Accumulated Other Comprehensive Income (Loss) - Summary of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Foreign currency translation adjustments, net of tax	¥ 0	$ 0	¥ 0	¥ 0